Summary of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Total lease liabilities	$ 828,503	$ 1,124,098
Total lease liabilities	37,540	$ 52,630
Operating Lease [Member]
Lessee, Lease, Description [Line Items]
2023	414,800
2024	393,005
2025	132,580
Thereafter
Total undiscounted lease payments	940,385
Less imputed interest	(111,882)
Total lease liabilities	828,503
Finance Leases [Member]
Lessee, Lease, Description [Line Items]
2023	17,900
2024	17,900
2025	4,475
Thereafter
Total undiscounted lease payments	40,275
Less imputed interest	(2,742)
Total lease liabilities	$ 37,533